Capital Stock (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Stock (Textual) [Abstract]
Common Stock, shares issued		44,000,000	44,000,000	44,000,000
Common Stock, par value		$ 1	$ 1	$ 1
Capital Stock (Additional Textual) [Abstract]
Treasury stock reissued			24,782
Current dividend yield		$ 0.14
Dividend payments to common stock		$ 1,400,000	$ 1,351,000
Credit agreements with the bank for dividend payments		20,000,000	20,000,000
Quarterly dividend per share	$ 0.16
Dollar restriction [Member]
Capital Stock (Textual) [Abstract]
Credit agreement restriction for repurchase of shares			$ 10,000,000
Time restriction [Member]
Capital Stock (Textual) [Abstract]
Period of credit agreement restriction for repurchase of shares			12 Months
New Authorization [Member]
Capital Stock (Textual) [Abstract]
Repurchase of common stock			0
Old Authorization [Member]
Capital Stock (Textual) [Abstract]
Repurchase of common stock			538,009
Common Class B [Member]
Capital Stock (Textual) [Abstract]
Common Stock, shares issued		6,000,000	6,000,000
Common Stock, par value		$ 1	$ 1
Common stock, shares, outstanding		0	0	0
Cumulative Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock, shares issued		300,000	300,000
Preferred stock, par or stated value per share		$ 1	$ 1
Preferred stock, shares outstanding		0	0	0